Schedule of accounts payable to selling shareholders (Details) - BRL (R$) R$ in Thousands								12 Months Ended
	Nov. 05, 2021	Oct. 01, 2021	Aug. 04, 2021	May 13, 2021	Apr. 16, 2021	Apr. 08, 2021	Mar. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 01, 2022	Apr. 03, 2022	Oct. 04, 2021	Apr. 03, 2021	Mar. 05, 2021	Nov. 09, 2020	Nov. 04, 2020	Nov. 03, 2020	Oct. 01, 2020	May 05, 2020	Apr. 03, 2020	Jan. 31, 2020	Aug. 13, 2019	May 09, 2019	May 27, 2018
IfrsStatementLineItems [Line Items]
Opening balance								R$ 679,826	R$ 518,240
Accounts payable to selling shareholders								679,826	518,240
Current								239,849	188,420
Non-current								439,977	329,820
Closing balance								679,826	518,240	R$ 300,237
Cash on the transaction closing date																		R$ 36	R$ 1,569
Defined benefit obligation, at present value				R$ 2,141	R$ 3,050	R$ 6,801	R$ 3,887
Transaction price allocated to remaining performance obligations	R$ 54,000			R$ 454								R$ 10,245
Non-current payables for purchase of energy														R$ 618,956
Accounts Payable To Selling Shareholders [Member]
IfrsStatementLineItems [Line Items]
Opening balance								518,240	300,237	177,730
Cash flows								(192,681)	(134,518)	(92,688)
Acquisition of IPEC								54,000		54,000
Interest								31,915	13,884	17,977
Business combinations								243,816	343,140	144,538
Contingent consideration on Business combinations								24,536
Compensation of legal proceedings disbursement									(4,503)	R$ (1,320)
Instituto De Ensino Superior Do Piaui S A [Member]
IfrsStatementLineItems [Line Items]
Opening balance									R$ 38,771
Ownership Interest								100.00%	100.00%
Remaining accounts payable																										R$ 106,200
Equal installments payables																										R$ 35,400
Instituto Educacional Santo Agostinho S A [Member]
IfrsStatementLineItems [Line Items]
Opening balance								R$ 41,581	R$ 70,356
Ownership Interest								100.00%	100.00%	90.00%
Remaining accounts payable													R$ 29,770		R$ 29,770							R$ 39,695
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member]
IfrsStatementLineItems [Line Items]
Opening balance								R$ 30,233	R$ 38,622
Ownership Interest								100.00%	100.00%	100.00%
Remaining accounts payable																									R$ 45,303
Equal installments payables																				R$ 500,000					100,000
Equal installments payables																									R$ 9,061
Instituto Paraensede Educacaoe Cultura Ltda [Member]
IfrsStatementLineItems [Line Items]
Opening balance									R$ 28,307
Ownership Interest								100.00%	100.00%
Remaining accounts payable																								R$ 54,000
Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Opening balance								R$ 85,506	R$ 97,773
Ownership Interest									100.00%
Remaining accounts payable																							R$ 100,000
Equal installments payables																							R$ 4,503
Uni S L [Member]
IfrsStatementLineItems [Line Items]
Opening balance								42,672	R$ 53,386
Ownership Interest									100.00%
Remaining accounts payable																R$ 4,400					R$ 60,456
Equal installments payables																					R$ 7,816
F C M P B [Member]
IfrsStatementLineItems [Line Items]
Opening balance								149,175	R$ 189,420
Ownership Interest	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%
Remaining accounts payable	R$ 54,000	R$ 21,000		R$ 1,793	R$ 3,000	R$ 9,000											R$ 188,894
F E S A R [Member]
IfrsStatementLineItems [Line Items]
Opening balance									R$ 1,569
MEDPHONE [member]
IfrsStatementLineItems [Line Items]
Opening balance									R$ 36
Medicinae [Member]
IfrsStatementLineItems [Line Items]
Opening balance								3,887
Medical Harbour [Member]
IfrsStatementLineItems [Line Items]
Opening balance								6,801
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Opening balance								3,050
Shosp [Member]
IfrsStatementLineItems [Line Items]
Opening balance								2,141
Unigranrio [Member]
IfrsStatementLineItems [Line Items]
Opening balance								249,979
R X P R O [Member]
IfrsStatementLineItems [Line Items]
Opening balance								10,245
Guaranhuns [Member]
IfrsStatementLineItems [Line Items]
Opening balance								R$ 54,556
Instituto De Educacao Superior Do Vale Do Parnaiba S A [Member]
IfrsStatementLineItems [Line Items]
Ownership Interest								80.00%	80.00%		80.00%